General Information and Basis of Presentation - Summary of Percentage of Company's Revenues (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%